Geographic Information - Net Sales by Region (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 201,569	$ 200,250	$ 402,840	$ 398,568
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	154,700	152,600	311,900	303,700
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	12,300	9,500	25,100	20,800
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	10,900	11,000	20,700	20,700
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	4,300	3,700	7,800	7,500
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,800	3,800	6,900	7,100
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,700	3,000	5,800	5,400
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,200	2,100	3,100	3,700
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,200	2,800	2,300	6,200
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 9,400	$ 11,800	$ 19,200	$ 23,500